Equity (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Apr. 06, 2026	Dec. 22, 2025
Equity[Line Items]
Preferred stock, shares authorized		2,000,000	2,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary par value (in Dollars per share)		$ 0.0001
Net profit, percentage		10.00%
Statutory reserve capital percentage		50.00%
Cancellation of one authorized but unissued common shares par value				$ 0.05
Cheer Holding, Inc. [Member]
Equity[Line Items]
Ordinary shares divided		10,000,000
Ordinary shares value		$ 500,700,000
Ordinary Shares [Member]
Equity[Line Items]
Ordinary shares authorized		500,000
Ordinary par value (in Dollars per share)				$ 0.05
Class A Ordinary Shares [Member]
Equity[Line Items]
Ordinary shares authorized	[1]	3,333,333	3,333,333
Ordinary par value (in Dollars per share)	[1]	$ 0.15	$ 0.15
Common stock, shares issued	[1]	1,845,453	1,562,083
Common stock, shares outstanding	[1]	1,845,453	1,562,083
Remaining shares				9,999,999
Ordinary shares issued			$ 1,562,119,000
Cancellation of one authorized but unissued common shares par value				$ 0.05
Class A Ordinary Shares [Member] | Share Consolidation [Member]
Equity[Line Items]
Ordinary par value (in Dollars per share)				$ 0.15
Class A Ordinary Shares [Member] | Warrant [Member]
Equity[Line Items]
Common stock, shares issued		283,334
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity[Line Items]
Ordinary shares authorized			500,000,000
Ordinary par value (in Dollars per share)					$ 0.05
Class B Ordinary Shares [Member]
Equity[Line Items]
Ordinary shares authorized	[2]	500,000	500,000
Ordinary par value (in Dollars per share)	[2]	$ 0.001	$ 0.001
Ordinary shares divided		3,333,333
Common stock, shares issued	[2]	500,000	500,000
Common stock, shares outstanding	[2]	500,000	500,000
Ordinary shares value		$ 500,699,950
Class B Ordinary Shares [Member] | Share Consolidation [Member]
Equity[Line Items]
Ordinary par value (in Dollars per share)		$ 0.05
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity[Line Items]
Ordinary par value (in Dollars per share)					$ 0.001
Horgos Glary Wisdom [Member]
Equity[Line Items]
Non-controlling interest		49.00%	49.00%

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of Class A at a ratio of one-for-third (3) effective on April 7, 2026 (Note 1).
[2]	Less than 1,000.